Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (7,398,846)	$ (2,378,080)	$ (1,484,620)	$ (1,610,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	81,460	204,126	266,633	207,035
Finance cost related to public offering			731,714
Change in fair value of warrant liability	(867,930)		(2,912,267)
Interest payable – related party				793,051
Gain on forgiveness of deferred compensation				(297,500)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	433,167	(141,734)	(956,925)
Accounts payable and accrued expenses	214,260	699,566	788,552	(365,487)
Deferred compensation				45,000
Net cash used in operating activities	(7,537,889)	(1,616,122)	(3,566,913)	(1,228,586)
Cash flows from financing activities
Cash overdraft				(10,609)
Proceeds from sale of common stock in public offering, net of offering costs	4,452,163		4,429,860	6,858,843
Proceeds from credit facilities – related party				1,055,717
Net cash provided by financing activities	4,452,163		4,429,860	7,903,951
Net decrease in cash	(3,085,726)	(1,616,122)	862,947	6,675,365
Cash, beginning of period	7,538,312	6,675,365	6,675,365
Cash, end of period	4,452,586	5,059,243	7,538,312	6,675,365
Supplemental information
Interest paid - related party				12,059
Income taxes paid
Non-cash financing activities
Issuance of shares upon cashless exercise of warrants
Common shares issued upon conversion of Related Party Notes Payable and credit facilities				$ 14,821,935
Extinguishment of warrant liability upon exercise of warrants	$ 711,024		$ (589,839)